Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 95.3%
General Obligation Bonds - 11.7%
2,425,000	Chicago Illinois Park District	4.00%	01/01/2034	2,577,166
6,000,000	Chicago Illinois Park District†	5.00%	01/01/2044	6,832,702
1,125,000	Detroit City Michigan School District	5.00%	05/01/2039	1,316,442
3,480,000	Hutto Texas Independent School District	5.00%	08/01/2043	3,763,562
1,950,000	Illinois, State of	5.00%	12/01/2025	2,114,023
4,315,000	New Jersey, State of	2.30%	06/01/2027	4,197,693
1,905,000	New York, City of New York	1.25%	08/01/2027	1,735,204
1,250,000	New York, City of New York	2.90%	10/01/2027	1,237,768
5,300,000	San Francisco, California City & County	4.00%	06/15/2032	5,321,691
				29,096,251
Revenue Bonds - 83.6%
4,985,000	Arizona Board of Rights State University Systems	5.00%	07/01/2025	5,452,581
1,200,000	Arizona Industrial Development Authority	4.00%	07/01/2041	1,201,985
10,000,000	Austin Texas Water & Wastewater System Revenue	5.00%	11/15/2043	10,568,336
2,250,000	Austin, Texas	7.88%	09/01/2026	2,264,495
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	1,078,480
1,525,000	Baltimore County Maryland	4.00%	01/01/2040	1,643,161
1,500,000	Baltimore County Maryland	4.00%	01/01/2045	1,605,421
1,950,000	Bay Area Water Supply & Conservation Agency	5.00%	10/01/2034	2,013,834
750,000	Buffalo New York Sewer Authority	4.00%	06/15/2051	797,796
630,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2023	648,502
500,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2024	522,191
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,159,562
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,153,665
2,000,000	California Infrastructure & Economic Development Bank	4.00%	05/01/2046	2,113,655
4,360,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	0.86%	08/01/2047	4,346,539
2,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2049	2,277,515
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,254,200
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,646,168
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,293,528
2,250,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2045	2,477,807
5,000,000	Clayton County Georgia Development Authority	5.00%	07/01/2033	5,047,932
1,500,000	Colorado Health Facilities Authority	4.00%	12/01/2040	1,618,720
5,000,000	Denver, Colorado City & County Airport System Revenue	1.72%	11/15/2027	4,629,322
3,000,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2039	3,304,525
2,495,000	Du Page County, Illinois	3.00%	05/15/2047	2,223,195
1,320,000	East Chicago Sanitary District	4.00%	07/15/2031	1,361,742
2,000,000	Florida Development Finance Corp.	4.00%	11/15/2035	2,174,432
2,375,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2042	2,586,513
2,500,000	Grand Forks County North Dakota^	7.00%	12/15/2043	1,569,058
2,500,000	Grand Forks County North Dakota^	9.00%	06/15/2044	1,579,700
600,000	Harris County Texas Flood Control District	5.00%	10/01/2027	662,012
985,000	Illinois Finance Authority (1 Month LIBOR USD + 0.50%)	0.66%	11/01/2034	983,930
2,490,329	Industrial Development Authority of the City of St Louis Missouri	2.22%	12/01/2038	2,220,426
5,000,000	Lakeland Florida Hospital System	5.00%	11/15/2040	5,267,017
2,380,000	Lancaster County Pennsylvania Hospital Authority	5.00%	08/15/2042	2,633,693
3,000,000	Lancaster County Pennsylvania Solid Waste Management Authority	5.25%	12/15/2031	3,181,198
5,000,000	Los Angeles California Department of Water & Power Power System Revenue	5.00%	07/01/2038	5,037,477
3,915,000	Los Angeles California Department of Water & Power Power System Revenue	5.00%	07/01/2043	3,943,095
2,000,000	Louisville/Jefferson County Kentucky Metropolitan Government	5.75%	10/01/2042	2,100,277
940,000	Maricopa County Arizona Industrial Development Authority (SIFMA Municipal Swap Index + 0.38%)	0.89%	01/01/2035	940,052
2,500,000	Maryland Community Development Administration	2.41%	07/01/2043	2,149,209
1,275,000	Maryland Economic Development Corp. 1	4.00%	07/01/2040	1,318,462
4,455,000	Massachusetts Clean Energy Cooperative Corp.	1.57%	07/01/2026	4,220,635
3,845,000	Massachusetts Development Finance Agency	5.00%	10/01/2029	3,911,293
1,500,000	Massachusetts Educational Financing Authority	2.56%	07/01/2026	1,454,478
1,000,000	Massachusetts Port Authority	5.00%	07/01/2037	1,149,740
5,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities	5.00%	07/01/2040	5,458,820
135,000	Metropolitan Pier & Exposition Authority+	2.19%	12/15/2031	94,019
3,000,000	Metropolitan Pier & Exposition Authority+	2.31%	12/15/2032	2,005,401
270,000	Metropolitan Pier & Exposition Authority+	2.74%	06/15/2034	169,166
135,000	Metropolitan Pier & Exposition Authority+	2.84%	06/15/2035	80,922
175,000	Metropolitan Pier & Exposition Authority+	2.90%	06/15/2037	95,980
1,175,000	Metropolitan Pier & Exposition Authority+	3.43%	12/15/2038	601,214
375,000	Metropolitan Pier & Exposition Authority+	3.39%	12/15/2051	106,326
590,000	Metropolitan Pier & Exposition Authority+	3.55%	12/15/2052	159,468
3,230,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2053	3,376,185
1,955,000	Metropolitan Transportation Authority	5.25%	11/15/2033	2,236,404
1,050,000	Metropolitan Transportation Authority	5.00%	11/15/2035	1,165,035
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2037	5,452,208
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,415,209
1,870,000	Metropolitan Transportation Authority	5.00%	11/15/2042	1,919,788
1,500,000	Miami-Dade County Florida Water & Sewer System	4.00%	10/01/2039	1,626,275
2,540,000	Monroeville Pennsylvania Finance Authority	4.25%	02/15/2042	2,564,419
2,075,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,037,500
1,000,000	New Jersey Economic Development Authority	3.47%	06/15/2027	999,984
4,230,000	New Jersey Economic Development Authority	5.00%	03/01/2035	4,281,694
1,960,000	New Jersey Housing & Mortgage Finance Agency	1.60%	10/01/2026	1,845,686
2,000,000	New York City Housing Development Corp.	2.60%	11/01/2034	1,883,227
2,000,000	New York City Municipal Water Finance Authority	4.00%	06/15/2047	2,026,203
10,000,000	New York City Municipal Water Finance Authority	5.00%	06/15/2047	10,227,954
1,000,000	New York City Municipal Water Finance Authority	5.00%	06/15/2047	1,112,558
11,000,000	New York Liberty Development Corp.	3.00%	09/15/2043	10,285,983
2,010,000	New York State Dormitory Authority	5.00%	07/01/2042	2,263,498
930,000	New York State Dormitory Authority	5.00%	07/01/2050	1,000,351
2,500,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,457,643
1,399,301	New York State Housing Finance Agency	1.65%	05/15/2039	1,147,462
1,000,000	Ohio Higher Educational Facility Commission#	1.63%	12/01/2034	970,512
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	0.91%	01/01/2052	1,499,530
10,000,000	Ohio State University	5.00%	06/01/2038	10,343,623
2,500,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	2,820,680
1,500,000	Portland Maine General Airport Revenue	4.00%	01/01/2038	1,568,693
1,993,434	Utah Housing Corp.	3.00%	01/21/2052	1,993,430
2,250,000	Virginia Small Business Financing Authority	4.00%	01/01/2036	2,367,289
1,650,000	Wayne County Michigan Airport Authority	5.00%	12/01/2034	1,944,910
1,685,000	Wayne County Michigan Airport Authority	5.00%	12/01/2036	1,973,959
				207,366,762
Total Municipal Bonds (Cost $247,951,987)				236,463,013

Shares
Short-Term Investments - 2.4%
Money Market Funds - 2.4%
6,054,500	First American Government Obligations Fund - Class Z, 0.15%*			6,054,500
Total Short-Term Investments (Cost $6,054,500)				6,054,500
Total Investments - 97.7% (Cost $254,006,487)				242,517,513
Floating Rate Note Obligations - (1.6)%
Note with interest and fee rate of 1.14% as of the date of this report and a contractual maturity of collateral of 01/01/2044~				(4,000,000)
Other Assets in Excess of Liabilities - 3.9%				9,627,458
NET ASSETS - 100.0%				$248,144,971

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
* Annualized seven-day yield as of the date of this report.
~ Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $6,832,702 are held by TOB Trusts and serve as collateral for the $4,000,000 in the floating rate note obligations outstanding at that date.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.